[LETTERHEAD]
September 1, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Transamerica Funds (the “Fund”) 1933 Act File No.: 033-02659 1940 Act File No.: 811-04556
Ladies and Gentlemen:
On behalf of the Registrant, we are hereby filing a combined proxy and registration statement on Form N-14, with exhibits (the “Registration Statement”). The Registration Statement relates to proposed Agreements and Plans of Reorganization whereby all of the assets of certain series of Transamerica Investors, Inc., a Maryland corporation, and certain series of the Registrant (each a “Target Fund”) will be transferred in various tax-free reorganizations to the corresponding series of the Registrant (each a “Destination Fund”), in exchange for shares of the Destination Fund. The table in the attached Appendix A indicates which Target Fund corresponds to which Destination Fund.
The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on October 1, 2009 pursuant to Rule 488.
Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1814.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

Appendix A

Target Fund	Destination Fund
Transamerica Premier Balanced Fund	Transamerica Balanced
Transamerica Value Balanced

Transamerica Premier Diversified Equity Fund	Transamerica Diversified Equity
Transamerica Premier Institutional Diversified Equity Fund
Transamerica Science & Technology
Transamerica Templeton Global

Transamerica Premier Equity Fund	Transamerica Equity
Transamerica Premier Institutional Equity Fund

Transamerica Premier Focus Fund	Transamerica Legg Mason Partners All Cap

Transamerica Premier Growth Opportunities Fund	Transamerica Growth Opportunities

Transamerica Convertible Securities	Transamerica Flexible Income